Segment and Geographic Information - Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 89,233	$ 134,952	$ 296,961	$ 406,569
Leasing margin	127,289	152,683	405,229	424,470
Transaction and other costs	0	(5,095)	0	(26,746)
Total revenues:	333,838	391,319	1,026,756	1,141,593
Interest and debt expense	69,860	67,404	196,880	190,242
Storage and handling	12,406	10,532	33,388	42,011
Repair costs	2,274	1,787	7,424	6,852
Other operating expenses	1,085	1,208	4,536	4,443
Administrative expenses	31,426	22,862	79,839	68,683
Other (Income) Expense	265	(109)	2,499	(1,677)
Net trading margin	646	1,053	1,994	3,352
Net gain (loss) on sale of leasing equipment	3,167	17,435	21,722	(6,061)
Income (loss) before income taxes	131,102	166,076	428,945	395,015
Assets	10,036,094	11,206,517	10,036,094	11,206,517	$ 11,103,403
Purchases of leasing equipment and investments in finance leases		298,159	270,626	666,319
Payments to acquire equipment lease, adjusted	914,085		1,014,279
Equipment Leasing | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	89,044	134,744	296,389	405,949
Leasing margin	126,594	151,307	402,288	420,662
Total revenues:	332,011	389,297	1,021,083	1,135,851
Interest and debt expense	69,231	67,232	195,610	189,737
Storage and handling	12,406	10,532	33,388	42,011
Repair costs	2,274	1,787	7,424	6,852
Other operating expenses	1,085	1,208	4,536	4,443
Administrative expenses	31,112	22,596	78,949	67,874
Other (Income) Expense	265	(109)	2,499	(1,677)
Net trading margin	0	0	0	0
Net gain (loss) on sale of leasing equipment	3,167	17,435	21,722	(6,061)
Assets	9,934,916	11,141,059	9,934,916	11,141,059
Purchases of leasing equipment and investments in finance leases	914,085	298,159	1,014,279	666,319
Equipment Trading | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	189	208	572	620
Leasing margin	695	1,376	2,941	3,808
Total revenues:	1,827	2,022	5,673	5,742
Interest and debt expense	629	172	1,270	505
Storage and handling	0	0	0	0
Repair costs	0	0	0	0
Other operating expenses	0	0	0	0
Administrative expenses	314	266	890	809
Other (Income) Expense	0	0	0	0
Net trading margin	646	1,053	1,994	3,352
Net gain (loss) on sale of leasing equipment	0	0	0	0
Assets	101,178	65,458	101,178	65,458
Purchases of leasing equipment and investments in finance leases	$ 0	$ 0	$ 0	$ 0